Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of deferred tax assets and liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2022	2021
Deferred tax assets(1)	$2,282	$1,848
Deferred tax liabilities(1)	630	322
Net deferred tax asset	$1,652	$1,526

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2021	$(1,178)	$1,727	$74	$853	$301	$(251)	$1,526
Acquisitions (disposals) through business combinations (3)	1	10	—	32	8	(277)	(226)
Charged to statement of operations	492	(380)	4	(10)	(6)	(7)	93
Charged to other comprehensive income	135	85	—	92	(75)	—	237
Charged to equity, other than other comprehensive income	—	—	—	15	—	—	15
Foreign exchange rate movements and Other	13	(19)	6	4	14	(11)	7
As at December 31, 2022	$(537)	$1,423	$84	$986	$242	$(546)	$1,652
(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.
(3)    Refer to Note 3.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251
Charged to statement of operations	53	48	(9)	125	(14)	(7)	196
Charged to other comprehensive income	25	30	—	17	9	4	85
Foreign exchange rate movements and Other	(16)	28	1	3	(16)	(6)	(6)
As at December 31, 2021	$(1,178)	$1,727	$74	$853	$301	$(251)	$1,526

(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Components of income tax expense (benefit)	In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2022	2021
Current income tax expense (benefit):
Current year	$781	$964
Adjustments in respect of prior years, including resolution of tax disputes	(67)	(41)
Total current income tax expense (benefit)	714	923
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(67)	(204)
Adjustments in respect of prior years, including resolution of tax disputes	48	(8)
Tax expense (benefit) arising from unrecognized tax losses	18	6
Tax rate and other legislative changes	(92)	10
Total deferred income tax expense (benefit)	(93)	(196)
Total income tax expense (benefit)	$621	$727

Summary of income tax relating to equity	Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2022	2021
Recognized in other comprehensive income:
Current income tax benefit (expense)	$2	$3
Deferred income tax benefit (expense)	237	85
Total recognized in other comprehensive income	239	88
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	15	—
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$254	$88

Summary of effective income tax rate differences	Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2022		2021
		%		%
Total net income (loss)	$3,302		$4,370
Add: Income tax expense (benefit)	621		727
Total net income (loss) before income taxes	$3,923		$5,097
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,089	27.8	$1,338	26.3
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(286)	(7.4)	(231)	(4.5)
Tax-exempt investment (income) loss	(128)	(3.3)	(345)	(6.8)
Adjustments in respect of prior periods, including resolution of tax disputes	(19)	(0.5)	(49)	(1.0)
Tax (benefit) cost of unrecognized tax losses and tax credits	18	0.5	6	0.1
Tax rate and other legislative changes	(92)	(2.3)	10	0.2
Other	39	1.0	(2)	—
Total income tax expense (benefit) and effective income tax rate	$621	15.8	$727	14.3